Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

March 31, 2020

VF-2040-QTLY-0520
1.903284.110

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	243,005	$7,829,627
VIP Equity-Income Portfolio Initial Class (a)	466,605	8,258,912
VIP Growth & Income Portfolio Initial Class (a)	584,306	9,419,012
VIP Growth Portfolio Initial Class (a)	127,532	8,007,708
VIP Mid Cap Portfolio Initial Class (a)	99,808	2,304,576
VIP Value Portfolio Initial Class (a)	604,927	6,067,421
VIP Value Strategies Portfolio Initial Class (a)	361,414	2,974,438
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,775,868)		44,861,694

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	1,482,807	13,419,406
VIP Overseas Portfolio Initial Class (a)	1,437,088	26,528,635
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,465,731)		39,948,041

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	190,154	1,950,983
Fidelity Long-Term Treasury Bond Index Fund (a)	132,291	2,267,474
VIP High Income Portfolio Initial Class (a)	433,240	2,014,567
VIP Investment Grade Bond Portfolio Initial Class (a)	183,844	2,417,549
TOTAL BOND FUNDS
(Cost $8,282,264)		8,650,573

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $3,935,271)	3,935,271	3,935,271
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,459,134)		97,395,579
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,663)
NET ASSETS - 100%		$97,388,916

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,288,160	$343,527	$725,669	$2,111	$577	$44,388	$1,950,983
Fidelity Long-Term Treasury Bond Index Fund	2,886,614	402,193	1,580,473	16,622	218,367	340,773	2,267,474
VIP Contrafund Portfolio Initial Class	9,760,852	1,043,167	1,742,590	58,514	(27,582)	(1,204,220)	7,829,627
VIP Emerging Markets Portfolio Initial Class	15,885,334	3,497,612	973,392	1,424,695	(124,571)	(4,865,577)	13,419,406
VIP Equity-Income Portfolio Initial Class	10,308,470	1,773,731	1,050,920	473,274	(100,390)	(2,671,979)	8,258,912
VIP Government Money Market Portfolio Initial Class 0.26%	1,146,197	3,481,074	692,000	5,079	--	--	3,935,271
VIP Growth & Income Portfolio Initial Class	11,753,343	2,226,137	1,110,994	605,030	(174,288)	(3,275,186)	9,419,012
VIP Growth Portfolio Initial Class	9,976,373	1,817,043	1,668,428	876,440	(36,785)	(2,080,495)	8,007,708
VIP High Income Portfolio Initial Class	2,293,766	472,854	410,859	17,656	(28,194)	(313,000)	2,014,567
VIP Investment Grade Bond Portfolio Initial Class	2,800,670	635,307	1,016,187	11,823	(10,940)	8,699	2,417,549
VIP Mid Cap Portfolio Initial Class	2,862,652	556,277	229,230	4,694	(24,855)	(860,268)	2,304,576
VIP Overseas Portfolio Initial Class	30,936,305	4,695,978	2,689,839	140,505	(265,004)	(6,148,805)	26,528,635
VIP Value Portfolio Initial Class	7,572,990	2,112,650	580,928	302,877	(105,310)	(2,931,981)	6,067,421
VIP Value Strategies Portfolio Initial Class	3,710,794	1,118,366	280,983	194,512	(57,926)	(1,515,813)	2,974,438
	114,182,520	24,175,916	14,752,492	4,133,832	(736,901)	(25,473,464)	97,395,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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